Basis of Preparation - Schedule of Consolidated Financial Statements (Details) (10-K)	9 Months Ended		12 Months Ended
	Sep. 30, 2020		Dec. 31, 2019
AgriFORCE Growing Systems Ltd. [Member]
Country of Incorporation	Canada		Canada
Purpose	Parent Company		Parent Company
Date of Incorporation	Dec. 22, 2017		Dec. 22, 2017
Canivate Growing Solutions Ltd. [Member]
Country of Incorporation	Canada		Canada
Purpose	Management Company		Management Company
Date of Incorporation	May 22, 2018		May 22, 2018
Canivate Growing Systems Ltd. [Member]
Country of Incorporation			Canada
Purpose			Intellectual Property Development
Date of Incorporation			Dec. 04, 2019
AgriFORCE Holdings Inc. [Member]
Country of Incorporation	United States	[1]	United States
Purpose	Intellectual Property	[1]	Intellectual Property
Date of Incorporation	Aug. 31, 2018	[1]	Aug. 31, 2018
West Pender Holdings, Inc. [Member]
Country of Incorporation	United States		United States
Purpose	Real Estate Holding and Development Company		Real Estate Holding and Development Company
Date of Incorporation	Sep. 01, 2018		Sep. 01, 2018
AgriFORCE Investments Inc.[Member]
Country of Incorporation	United States		United States
Purpose	Holding Company		Holding Company
Date of Incorporation	Apr. 09, 2019		Apr. 09, 2019
West Pender Management Co. [Member]
Country of Incorporation	United States		United States
Purpose	Management Advisory Services		Management Advisory Services
Date of Incorporation	Jul. 09, 2019		Jul. 09, 2019

[1]	AgriFORCE Holdings Inc. was dissolved on August 08, 2020